Document and Entity Information	Dec. 16, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On December 16, 2021, Independence Realty Trust, Inc. (“IRT”) filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Original Form 8-K”) reporting, among other events and pursuant to Items 1.01, 2.01, 2.03, 3.02, 5.02, 7.01, 8.01 and 9.01 of Form 8-K, the consummation of the transactions contemplated by that certain Agreement and Plan of Merger, dated July 26, 2021 (the “Merger Agreement”), by and among IRT, Independence Realty Operating Partnership, LP, a Delaware limited partnership and a subsidiary of IRT (“IRT OP”), IRSTAR Sub, LLC, a Maryland limited liability company and a wholly-owned subsidiary of IRT (“IRT Merger Sub”), Steadfast Apartment REIT, Inc., a Maryland corporation (“STAR”), and Steadfast Apartment REIT Operating Partnership, L.P., a Delaware limited partnership and a subsidiary of STAR (“STAR OP”). Pursuant to the Merger Agreement, on December 16, 2021, STAR merged with and into IRT Merger Sub, with IRT Merger Sub continuing as the surviving entity (the “Company Merger”), and immediately thereafter, STAR OP merged with and into IRT OP, with IRT OP continuing as a subsidiary of IRT (the “Partnership Merger” and, together with the Company Merger, the “Mergers”). This Current Report on Form 8-K/A amends the Original Form 8-K to include updated Item 9.01(b) Pro Forma Financial Information, which IRT indicated would be provided no later than 71 days from the date on which the Original Form 8-K was required to be filed. Item 9.01 of the Original Form 8-K is hereby amended and restated in its entirety as set forth below. The Original Form 8-K otherwise remains unchanged.
Entity Registrant Name	Independence Realty Trust, Inc.
Entity Central Index Key	0001466085
Document Period End Date	Dec. 16, 2021
Entity Incorporation, State or Country Code	MD
Entity Emerging Growth Company	false
Entity File Number	001-36041
Entity Tax Identification Number	26-4567130
Entity Address, Address Line One	1835 Market Street,
Entity Address, Address Line Two	Suite 2601
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	(267)
Local Phone Number	270-4800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common stock
Trading Symbol	IRT
Name of each exchange on which registered	NYSE